Note 4 - Securities Available for Sale (Details) - Summary of Securities Available for Sale - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Mortgage-backed securities:
Amortized cost	$ 112,329	$ 138,527
Gross unrealized gains	146	188
Gross unrealized losses	(501)	(881)
Fair value	111,974	137,834
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Mortgage-backed securities:
Amortized cost		2,755
Gross unrealized gains		154
Gross unrealized losses		0
Fair value		2,909
Collateralized Mortgage Backed Securities [Member]
Mortgage-backed securities:
Amortized cost	2,237
Gross unrealized gains	55
Gross unrealized losses	(9)
Fair value	2,283
Other Marketable Securities [Member]
Mortgage-backed securities:
Amortized cost	110,092	135,772
Gross unrealized gains	91	34
Gross unrealized losses	(492)	(881)
Fair value	109,691	134,925
Federal Home Loan Mortgage Corporation Certificates and Obligations (FHLMC) [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Mortgage-backed securities:
Amortized cost	728	1,418
Gross unrealized gains	31	90
Gross unrealized losses	0	0
Fair value	759	1,508
Federal Home Loan Mortgage Corporation Certificates and Obligations (FHLMC) [Member] | Collateralized Mortgage Backed Securities [Member]
Mortgage-backed securities:
Amortized cost	742
Gross unrealized gains	2
Gross unrealized losses	(1)
Fair value	743
Government National Mortgage Association Certificates and Obligations (GNMA) [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Mortgage-backed securities:
Amortized cost	725
Gross unrealized gains	22
Gross unrealized losses	0
Fair value	747
Other Long-term Investments [Member] | Collateralized Mortgage Backed Securities [Member]
Mortgage-backed securities:
Amortized cost	42
Gross unrealized gains	0
Gross unrealized losses	(8)
Fair value	34
US Government Agencies Debt Securities [Member] | Other Marketable Securities [Member]
Mortgage-backed securities:
Amortized cost	105,003	135,014
Gross unrealized gains	68	31
Gross unrealized losses	(129)	(601)
Fair value	104,942	134,444
US States and Political Subdivisions Debt Securities [Member] | Other Marketable Securities [Member]
Mortgage-backed securities:
Amortized cost	3,991
Gross unrealized gains	18
Gross unrealized losses	(7)
Fair value	4,002
Corporate Debt Securities [Member] | Other Marketable Securities [Member]
Mortgage-backed securities:
Amortized cost	340	700
Gross unrealized gains	0	0
Gross unrealized losses	(6)	(280)
Fair value	334	420
Preferred Stock [Member] | Other Marketable Securities [Member]
Mortgage-backed securities:
Amortized cost	700
Gross unrealized gains	0
Gross unrealized losses	(350)
Fair value	350
Equity Securities [Member] | Other Marketable Securities [Member]
Mortgage-backed securities:
Amortized cost	58	58
Gross unrealized gains	5	3
Gross unrealized losses	0	0
Fair value	$ 63	61
Federal National Mortgage Association Certificates and Obligations (FNMA) [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Mortgage-backed securities:
Amortized cost		1,337
Gross unrealized gains		64
Gross unrealized losses		0
Fair value		$ 1,401